SHAREHOLDERS' EQUITY - Dividends (Details) - RUB (₽) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Declared cash dividends
Dividends declared (including dividends on treasury shares of 9,318, 12,082 and 6,936 respectively)	₽ 66,334	₽ 74,049	₽ 58,948
Dividends declared on treasury shares	₽ 9,318	₽ 12,082	₽ 6,936
Dividends, RUB per ADS	₽ 67.70	₽ 74.12	₽ 59.00
Dividends, RUB per share	₽ 33.85	₽ 37.06	₽ 29.50
Dividends payable	₽ 16,591	₽ 68